Tax Matters - Tax Rate Reconciliation (Details)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
U.S. statutory income tax rate		21.00%	35.00%	35.00%
TCJA impact	[1]	(5.00%)	(86.60%)	0.00%
Taxation of non-U.S. operations	[2],[3],[4]	(6.10%)	(17.00%)	(13.80%)
Tax settlements and resolution of certain tax positions	[5]	(5.80%)	(1.20%)	(5.50%)
U.S. Healthcare Legislation	[5],[6]	(0.40%)	0.90%	1.30%
U.S. R&D tax credit and manufacturing deduction	[5]	(0.70%)	(0.70%)	(1.00%)
Certain legal settlements and charges	[5]	(0.10%)	0.10%	(2.90%)
All other, net	[7]	3.10%	(3.90%)	0.30%
Effective tax rate for income from continuing operations		5.90%	(73.50%)	13.40%

[1]	For a discussion about the enactment of the TCJA, see Note 5A.
[2]	For taxation of non-U.S. operations, this rate impact reflects the income tax rates and relative earnings in the locations where we do business outside the U.S., together with the cost of repatriation decisions, which, for 2017, includes the repatriation tax on deemed repatriated 2017 earnings of foreign subsidiaries discussed in Note 5A, changes in uncertain tax positions not included in the reconciling item called “Tax settlements and resolution of certain tax positions,” as well as changes in valuation allowances. Specifically: (i) the jurisdictional location of earnings is a significant component of our effective tax rate each year, and the rate impact of this component is influenced by the specific location of non-U.S. earnings and the level of such earnings as compared to our total earnings; (ii) the cost of repatriation decisions, and other U.S. tax implications of our foreign operations, is a significant component of our effective tax rate each year and generally offsets some of the reduction to our effective tax rate each year resulting from the jurisdictional location of earnings; and (iii) the impact of changes in uncertain tax positions not included in the reconciling item called “Tax settlements and resolution of certain tax positions” is a component of our effective tax rate each year that can result in either an increase or decrease to our effective tax rate. The jurisdictional mix of earnings, which includes the impact of the location of earnings as well as repatriation costs, can vary as a result of the repatriation decisions, as a result of operating fluctuations in the normal course of business and as a result of the extent and location of other income and expense items, such as restructuring charges, asset impairments and gains and losses on strategic business decisions. See also Note 5A for the components of pre-tax income and Provision/(benefit) for taxes on income, which is based on the location of the taxing authorities, and for information about settlements and other items impacting Provision/(benefit) for taxes on income.
[3]	In all periods presented, the reduction in our effective tax rate resulting from the jurisdictional location of earnings is largely due to lower tax rates in certain jurisdictions, as well as manufacturing and other incentives associated with our subsidiaries in Puerto Rico and Singapore. 2016 also includes incentives in Costa Rica and the Dominican Republic related to the Hospira infusion systems business, which was sold to ICU Medical in February 2017. We benefit from a Puerto Rican incentive grant that expires in 2029. Under the grant, we are partially exempt from income, property and municipal taxes. In Singapore, we benefit from incentive tax rates effective through 2031 on income from manufacturing and other operations.
[4]	The favorable rate impacts in 2018 and 2017 also reflect lower repatriation costs associated with the estimated income of our foreign subsidiaries. The favorable rate impact in 2016 also includes the non-recurrence of the non-deductibility of a foreign currency loss related to Venezuela.
[5]	For a discussion about tax settlements and resolution of certain tax positions, the impact of U.S. Healthcare Legislation, the U.S. R&D tax credit and manufacturing deduction and the impact of certain legal settlements and charges, see Note 5A.
[6]	The favorable rate impact in 2018 is a result of the updated 2017 invoice received from the federal government, which reflected a lower expense than what was previously estimated for invoiced periods, as well as certain tax initiatives.
[7]	All other, net in 2018 is primarily due to routine business operations and the non-recurrence of tax benefits associated with certain tax initiatives. 2017 primarily relates to tax benefits associated with certain tax initiatives in the normal course of business.